Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 17023
Baltimore, MD  21297-0356
410 o 539 o 0000  800 o 822 o 5544

Member New York Stock Exchange, Inc./Member SIPC





                                       January 7, 2003




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Cash Reserve Trust
                  1933 Act File No. 2-62218
                  1940 Act File No. 811-2853

Ladies and Gentlemen:

         Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statement of Additional Information with respect to the above-referenced fund does not differ from the one filed in Post-Effective Amendment No. 41 that was filed electronically on December 23, 2002.

                                       Very truly yours,

                                       LEGG MASON CASH RESERVE TRUST


                                       By: /s/ Marc R. Duffy
                                           ------------------------------------
                                           Marc R. Duffy
                                           Vice President and Secretary

MRD:sk